Deferred Production Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Deferred Production Costs [Abstract]
Deferred Production Costs

Note 5 – Deferred Production Costs

Deferred production costs consist of the following:

	March 31,	December 31,
	2020	2019
Deferred production costs	$29,053,246	28,290,200
Less: accumulated amortization	(17,544,417)	(17,327,718)
Deferred production costs, net	$11,508,829	$10,962,482

Weighted average remaining amortization
period at March 31, 2020 (in years)	4.14

During the three months ended March 31, 2020 and 2019, production costs of $216,698 and $453,963 respectively, were expensed and are reflected in multiplatform content costs in the condensed consolidated statements of operations and comprehensive loss.

Note 9 – Deferred Production Costs

Deferred production costs consist of the following:

	December 31,
	2019	2018
Deferred production costs	$28,290,200	23,604,111
Less: accumulated amortization	(17,327,718)	(14,545,267)
Deferred production costs, net	$10,962,482	$9,058,844

Weighted average remaining amortization period at December 31, 2019 (in years)	4.08

During the years ended December 31, 2019 and 2018, production costs of $2,782,451 and $1,663,835 respectively, were expensed and are reflected in multiplatform content costs in the consolidated statements of operations.